Property and Equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following:

	March 31,	December 31,
	2017	2016
Leasehold improvements	$98,357	$98,357
Testing equipment	145,503	145,503
Furniture and fixtures	15,348	15,348
Computer equipment	15,277	15,277
Office equipment	2,694	2,694
	277,179	277,179
Less accumulated depreciation and amortization	(178,705)	(163,159)
	$98,474	$114,020

Property and equipment consisted of the following:

	December 31,
	2016	2015
Leasehold improvements	$98,357	$98,357
Testing equipment	145,503	145,503
Furniture and fixtures	15,348	15,189
Computer equipment	15,277	12,082
Office equipment	2,694	2,694
	277,179	273,825
Less accumulated depreciation and amortization	(163,159)	(103,030)
	$114,020	$170,795